Debt (Details) $ in Millions, $ in Millions				6 Months Ended	12 Months Ended
	Jul. 01, 2026 CAD ($)	Dec. 19, 2025	Sep. 20, 2023 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
Debt [Line Items]
Operating facility				$ 30.0
Syndicated facility				245.0
Credit facility				275.0	$ 275.0
Secured notes issued (in Dollars)			$ 300
Interest fixed rate			12.00%
Maturity date			Oct. 01, 2028
Voluntarily redeemed percentage		106.00%
Unsecured credit facility				75.0
Letters of credit outstanding				54.0	$ 54.0
Increase credit facility				75.0
Letter of Credit Facility [Member]
Debt [Line Items]
Increase credit facility				$ 55.0
Senior Credit Facility [Member] | Subsequent Event [Member]
Debt [Line Items]
Credit facility	$ 1,000.0